SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 21 – SUBSEQUENT EVENT

On October 12, 2017, the Company entered into a definitive agreement with PW Medtech Group Limited (“PWM”), a company listed on the Stock Exchange of Hong Kong Limited, to acquire 80% equity interest of Tianxinfu (Beijing) Medical Appliance Co., Ltd. (“Tianxinfu”) in exchange for 5,521,000 ordinary shares of CBP. Tianxinfu is a medical device company primarily engaging in the manufacturing and sale of regenerative medical biomaterial products, of which 80% equity interest was owned by PWM and 20% by a third party before this acquisition. The Company completed the acquisition on January 1, 2018.

The transaction will be accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. The initial accounting for this business combination is incomplete as the Company is in the process of determining the fair value of assets acquired and liabilities assumed at the acquisition date.